Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Schedule of Three Levels of Fair Value Measurements in the Fair Value Hierarchy
As of June 30, 2023
	Level 1	Level 2	Total
	Thousands of USD
Financial assets:
Traded shares	172,185	—	172,185
Total assets:	172,185	—	172,185
Financial liabilities:
Liability in respect of warrants	—	140	140
Total liabilities	—	140	140
Presented under non-current liabilities	—	140	140

As of June 30, 2022
	Level 1	Level 2	Level 3	Total
	Thousands of USD
Financial assets:
Traded shares	20,574	—	—	20,574
Total assets:		—	—	20,574
Financial liabilities:
Liability in respect of warrants	—	808	—	808
Contingent consideration in business combination	—	—	9,558	9,558
Total liabilities	—	808	9,558	10,366
Presented under current liabilities	—		9,558	9,558
Presented under non-current liabilities	—	808	—	808

Schedule of Financial Instruments Carried at Fair Value Level 3 of the Fair Value Hierarchy	The table hereunder presents a reconciliation from the opening balance to the closing balance of financial instruments carried at fair value level 3 of the fair value hierarchy:
	Six months ended June 30,
	2022	2023
	Thousands of USD	Thousands of USD
	Contingent consideration in business combinations
Balance as of January 1	8,792	-
Arising from business combinations	5,196	-
Net changes in fair value (unrealized)	(786)	-
Payment	(3,644)	-
Balance as of June 30	9,558	-